Expense Example - FidelityCommodityStrategyFund-RetailPRO - FidelityCommodityStrategyFund-RetailPRO - Fidelity Commodity Strategy Fund - Fidelity Commodity Strategy Fund	Sep. 28, 2024 USD ($)
Expense Example:
1 year	$ 67
3 years	211
5 years	368
10 years	$ 822